NON-CONTROLLING INTERESTS (Details 1) - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 15,612,537	$ 17,421,537	$ 7,910,013
Current liabilities	11,770,203	13,004,181	5,315,904
G R Michigan L L C [Member]
IfrsStatementLineItems [Line Items]
Current assets				$ 1,453
Non-current assets
Current liabilities
Non-current liabilities
Net loss for the year				$ 48,867